Long -term debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt (Table)

Facility	2025	2024
Loans	1,788,115	1,605,654
Less: Deferred finance costs, net	(8,059)	(8,495)
Total long-term debt	1,780,056	1,597,159
Less: Current portion of debt	(295,490)	(245,475)
Add: Deferred finance costs, current portion	2,797	2,739
Long-term debt, net of current portion and deferred finance costs	1,487,363	1,354,423

Long-term Debt - Weighted-Average Interest Rates (Table)
Year ended December 31, 2025	5.76%
Year ended December 31, 2024	6.87%
Year ended December 31, 2023	6.68%

Long-term Debt - Schedule of Debt (Table)

Loan	Origination Date	Original Amount	Balance at January 1, 2025	New Loans	Prepaid	Repaid	Balance at December 31,2025
12-year term loan	2016	309,824	58,984	—	—	10,069	48,915
7 1/2-year term loan	2017	85,000	45,334	—	42,500	2,834	—
8-year term loan	2018	82,752	60,918	—	—	4,597	56,321
5-year term loan	2019	38,250	4,618	—	—	2,309	2,309
7-year term loan	2019	56,352	45,080	—	—	2,818	42,262
10-year term loan	2019	54,387	42,147	—	—	3,010	39,137
7-year term loan	2019	72,000	48,000	—	—	4,800	43,200
5-year term loan	2019	71,036	24,000	—	—	2,400	21,600
5-year term loan	2020	16,800	4,095	—	—	2,730	1,365
5-year term loan	2020	70,000	22,437	—	16,829	5,608	—
6-year term loan	2020	37,500	26,517	—	—	2,652	23,865
5-year term loan	2020	47,000	5,902	—	—	5,902	—
5-year term loan	2021	44,500	12,136	—	—	8,091	4,045
5-year term loan	2021	26,000	20,000	—	—	2,000	18,000
4-year term loan	2021	38,000	15,650	—	—	3,662	11,988
7-year term loan	2021	74,500	66,154	—	64,067	2,087	—
5-year term loan	2022	62,000	48,250	—	—	5,500	42,750
6-year term loan	2022	67,500	45,000	—	—	9,000	36,000
5-year term loan	2022	25,200	17,675	—	—	3,010	14,665
8-year term loan	2022	118,400	111,800	—	—	6,600	105,200
5-year term loan	2022	42,000	31,116	—	10,200	2,042	18,874
6-year term loan	2022	67,500	49,500	—	—	9,000	40,500
5-year term loan	2022	189,000	165,376	—	—	11,812	153,564
5-year term loan	2023	85,000	27,600	—	—	6,867	20,733
5-year term loan	2023	72,150	63,131	—	—	6,013	57,118
5-year term loan	2023	70,000	61,450	—	—	5,700	55,750
5-year term loan	2023	49,000	39,812	—	—	6,125	33,687
8-year term loan	2023	118,400	115,111	—	—	6,578	108,533
7-year term loan	2023	100,000	25,864	74,136	—	—	100,000
5-year term loan	2024	245,000	236,229	—	—	17,541	218,688
7-year term loan	2024	103,456	25,864	77,592	—	2,874	100,582
7-year term loan	2024	111,776	14,904	29,807	—	—	44,711
5-year term loan	2024	25,000	25,000	—	—	3,571	21,429
4 1/4-year term loan	2025	114,067	—	114,067	—	5,212	108,855
7-year term loan	2025	64,125	—	64,125	—	1,781	62,344
6-year term loan	2025	64,125	—	64,125	—	—	64,125
5-year term loan	2025	67,000	—	67,000	—	—	67,000
Total			1,605,654	490,852	133,596	174,795	1,788,115

Long-term Debt - Principal Payments (Table)
Year	Amount
2026	$295,490
2027	349,604
2028	280,046
2029	314,124
2030	102,068
2031 and thereafter	446,783
Total	$1,788,115

Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table)

	December 31, 2025	December 31, 2024
Other financial liabilities	$142,256	$151,584
Less: Deferred finance costs, net	(1,337)	(1,649)
Total other financial liabilities, net	140,919	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	287	312
Other financial liabilities, net of current portion and deferred finance costs	$131,878	$140,919

Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table)

Year	Amount
2026	$9,328
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,616
Total	$142,256